S000058963 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	97 Months Ended	120 Months Ended	230 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%		14.29%
Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	10.60%	8.67%		11.01%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	9.66%	7.62%	9.10%
Performance Inception Date			Nov. 20, 2017
Class A | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			13.94%
Performance Inception Date			Nov. 20, 2017
Class A | Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			10.05%
Performance Inception Date			Nov. 20, 2017
Class C
Prospectus [Line Items]
Average Annual Return, Percent	14.27%	7.85%	8.93%
Performance Inception Date			Nov. 20, 2017
Class C | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			13.94%
Performance Inception Date			Nov. 20, 2017
Class C | Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			10.05%
Performance Inception Date			Nov. 20, 2017
Class I
Prospectus [Line Items]
Average Annual Return, Percent	15.45%	8.96%		12.07%
Performance Inception Date					Oct. 31, 2006
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	12.71%	6.80%		10.38%
Performance Inception Date					Oct. 31, 2006
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.80%	6.63%		9.57%
Performance Inception Date					Oct. 31, 2006
Class R-6
Prospectus [Line Items]
Average Annual Return, Percent	15.58%	9.07%	10.13%
Performance Inception Date			Nov. 20, 2017
Class R-6 | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			13.94%
Performance Inception Date			Nov. 20, 2017
Class R-6 | Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			10.05%
Performance Inception Date			Nov. 20, 2017